Discontinued Operations - Schedule of Assets, Liabilities and Results of Distributed Entities (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Discontinued Operations And Disposal Groups [Abstract]
Cash and cash equivalents				94,069
Held-to-maturity instruments				43,000
Accounts receivable				75,988
Prepaid expenses and other current assets				12,974
Deferred tax assets				18,682
Property and equipment, net				15,557
Intangible assets, net				71,540
Goodwill				185,922
Accrued expenses and other payables				(92,872)
Deferred revenue				(15,753)
Deferred tax liabilities				(70,311)
Other liabilities				(13,560)
Net assets of a disposal group including discontinued operation				325,236
Net revenues				92,249
Cost of revenues				(54,567)
Gross profit				37,682
Operating expenses:
Sales and marketing expenses				(33,290)
General and administrative expenses				(8,553)
Product development expenses				(8,630)
Operating loss				(12,791)
Other income				1,705
Loss before income tax expenses				(11,086)
Income tax benefit				6,904
loss from discontinued operations	$ 0	0	0	(4,182)